Transactions with non-controlling interests - Changsha Pengai (Details) - CNY (¥)													12 Months Ended
	Mar. 25, 2020	Mar. 24, 2020	Dec. 10, 2019	Dec. 09, 2019	Jun. 01, 2019	May 31, 2019	May 28, 2019	May 27, 2019	Aug. 27, 2018	Aug. 26, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changsha Pengai
Carrying amount of non-controlling interests acquired														¥ 539,000
Consideration paid for non-controlling interests			¥ (1,050,000)											¥ (1,050,000)
Percentage of voting rights acquired			10.00%
Proportion of equity interest held (as a percent)			89.00%	79.00%		70.00%							89.00%	89.00%
Carrying amount of non-controlling interests disposed of			¥ 161,000
Less: consideration received from non-controlling interest			(950,000)
Gain on disposal within equity			¥ 1,111,000											¥ 511,000
Shanghai Pengai
Carrying amount of non-controlling interests acquired													¥ 92,000
Consideration paid for non-controlling interests													(125,000)
Excess of consideration paid to non controlling interest recognised within equity													¥ (217,000)
Chongqing Pengai
Carrying amount of non-controlling interests acquired														867,000	¥ 2,430,000
Consideration paid for non-controlling interests									¥ 2,500,000,000		¥ 3,750,000,000			¥ (1,250,000)	(6,250,000)
Excess of consideration paid to non controlling interest recognised within equity															¥ (3,820,000)
Percentage of voting rights acquired									10.00%		15.00%
Proportion of equity interest held (as a percent)							100.00%	95.00%	95.00%	70.00%		70.00%	100.00%	100.00%
Gain on disposal within equity														¥ 383,000
Equity interests disposed off (as a percent)							5.00%
Nanchang Pengai
Consideration paid for non-controlling interests					¥ (950,000)
Percentage of voting rights acquired					19.00%
Proportion of equity interest held (as a percent)	85.00%	80.00%			51.00%								51.00%	51.00%
Less: consideration received from non-controlling interest	¥ 125,000
Equity Interest Purchase | Chongqing Pengai
Consideration paid for non-controlling interests							¥ (1,250,000)
Equity Interest Sale | Shanghai Pengai
Equity interests disposed off (as a percent)	5.00%